Non-current financial assets	6 Months Ended
Jun. 30, 2024
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Non-current financial assets

Note 9. Non-current financial assets

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Deposit	811	891
Restricted cash	4,656	4,656
Research tax credit	-	8,860
Other financial assets	2,386	2,242
Non-current financial assets	7,853	16,650

As of June 30, 2024, our deposits consist of one deposit for our leased premises in Paris, which has increased from $0.1 million since December 31, 2023 due to the increase in the base rent used as a reference for setting the amount of the deposit.

As of June 30, 2024, our restricted cash primarily consists of $1.9 million related to a leasing agreement for equipment in Raleigh, $2.6 million for our leased premises in Raleigh and $0.2 million for our leased premises in New York.

Research tax credit receivables as of June 30, 2024, which are deemed to be recovered according to the new tax timeline in three years period, stand to $8.9 million.

As of June 30, 2024, our financial assets relate to the partial sublease of our premises in New York which started in June 2022.